Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Supplemental Cash Flow Information

25. SUPPLEMENTAL CASH FLOW INFORMATION
The following tables summarize other adjustments for non-cash income statement items, changes in operating working capital items and significant non-cash items:

Other operating activities	2019	2018
Adjustments for non-cash income statement items:
Share-based compensation expense	$4,448	$2,957
(Gain) loss on securities held	(83,705)	3,298
Gains on commodity and foreign currency contracts (Note 9)	(3,315)	(4,930)
Loss on derivatives (Note 9)	14	1,078
Loss on inventory	—	4,670
Share of income from associate and dilution gain (Note 14)	(15,245)	(13,679)
Net realizable value adjustment for inventories (Note 22)	(356)	24,330
Project development write-down	1,882	—
	$(96,277)	$17,724

Changes in non-cash operating working capital items:	2019	2018
Trade and other receivables	$1,545	$6,256
Inventories	22,753	(12,128)
Prepaid expenses	(4,093)	1,878
Accounts payable and accrued liabilities	(43,527)	8,053
Provisions	(4,622)	(8,320)
	$(27,944)	$(4,261)

Significant non-cash items:	2019	2018
Assets acquired by finance lease	$51,181	$7,028
Share-based compensation issued to employees and directors	$2,693	$1,879

Cash and Cash Equivalents	December 31, 2019	December 31, 2018
Cash in banks	$120,564	$77,735
Short-term money market investments	—	60,775
Cash and cash equivalents	$120,564	$138,510